13F-NT
                          1
                          09/30/05

                          0001088876
 			  jfzgj#f7

                          NONE


                          Nasim Bibi
                          +44 131 275 3033
                          nasim.bibi@bailliegifford.com


                          13F-NT
                          Form 13F Notice
                          UNITED STATES
                  	  SECURITIES AND EXCHANGE COMMISSION
                          Washington DC 20549

                            FORM 13F

                        FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Baillie Gifford & Co Limited
Address: Calton Square
         1 Greenside Row
         EDINBURGH
         EH1 3AN
         SCOTLAND
         UK

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name  : Robin Menzies
Title : Partner
Phone : +44 131 275 2770
Signature, Place and Date of Signing: Robin Menzies, Edinburgh,
27th October 2005

Report type (Check only one.):
[ ] 13F HOLDINGS REPORT

[x] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager
Baillie Gifford & Co
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.